Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 69,051	$ 59,367
Average outstanding balance during the year	$ 61,507	$ 50,349
Weighted average interest rate for the year	7.80%	5.70%
Effective interest rate at year-end	7.70%	6.90%